Income Tax - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Organizational costs/Startup expenses	$ 152,798	$ 111
Federal net operating loss carryforwards	17,851
Total deferred tax assets	170,650	111
Valuation allowance	(170,650)	(111)
Deferred tax assets, net of allowance	$ 0	$ 0